Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2019 EquityInstruments $ / shares
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	15,651,397
Weighted average remaining contractual life (years)	8 months 23 days
Warrants Expiring April 19, 2020 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	11,666,666
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	2 months 19 days
Warrants Expiring December 18, 2021 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	3,984,731
Exercise price | $ / shares	$ 0.25
Weighted average remaining contractual life (years)	6 months 3 days